Revenues - Disaggregation of revenues by timing of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Total	¥ 9,790,159	¥ 7,247,932	¥ 4,665,967
Over time
Disaggregation of revenue
Total	3,438,585	2,923,306	2,411,710
At a point in time
Disaggregation of revenue
Total	¥ 6,351,574	¥ 4,324,626	¥ 2,254,257